                                  UNITED STATES
                             SECURITIES AND EXCHANGE
                                   COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-PX

               ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

INVESTMENT COMPANY ACT FILE NUMBER 811-08283

                      MORGAN STANLEY MULTI-ASSET CLASS FUND
               (Exact name of registrant as specified in charter)

  522 Fifth Avenue, New York, New York                                   10036
(Address of principal executive offices)                              (Zip code)

                               Amy Doberman, Esq.
                                Managing Director
                     Morgan Stanley Investment Advisors Inc.
                                522 Fifth Avenue
                            New York, New York 10036
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 800-869-6397

Date of fiscal year end: 9/30

Date of reporting period: 7/1/07 -- 6/30/08

******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-08283
Reporting Period: 07/01/2007 - 06/30/2008
Morgan Stanley Multi-Asset Class Fund

==================== MORGAN STANLEY MULTI-ASSET CLASS FUND =====================

MORGAN STANLEY FOCUS GROWTH FUND

Ticker:       AMOBX          Security ID:  616933206
Meeting Date: AUG 1, 2007    Meeting Type: Special
Record Date:  MAY 17, 2007

#     Proposal                                  Mgt Rec   Vote Cast*  Sponsor
----- ----------------------------------------- --------- ----------- ----------
1     Approval of a proposal to change the      For       77% For     Management
      classification of Morgan Stanley Focus               9% Against
      Growth Fund from a diversified fund to a            14% Abstain
      non-diversified fund.
2     Approval of a proposal to modify the      For       77% For     Management
      investment objective of Morgan Stanley               9% Against
      Focus Growth Fund by removing the words             14% Abstain
      "consistent with an effort to reduce
      volatility"  from the investment
      obective.

* Echo votes reflect proportions of votes cast by holders generally at fixed point before meeting.

========== END NPX REPORT

                                   SIGNATURES

     Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): Morgan Stanley Multi-Asset Class Fund

By (Signature and Title):


/s/ Ronald E. Robison
------------------------------------
President and Principal Executive
Officer -- Office of the Funds

Date August 28, 2008


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